LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Total rental expense for all operating leases	¥ 22,566	¥ 30,442	¥ 58,831